BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - shares	9 Months Ended
	Jan. 31, 2017	Apr. 30, 2016	Apr. 06, 2016	Apr. 30, 2015
Background Organization And Basis Of Presentation Details Narrative
State of Incorporation	Nevada
Date of incorporation	May 19, 2005
Description of stock issued	Company to issue up to 3,000,000,000 common shares and 10,000,000 preferred shares.
Common stock, authorized	3,000,000,000	3,000,000,000	1,000,000,000	3,000,000,000
Preferred stock, authorized			10,000,000